Advances from FHLB (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 19,889	$ 37,130
Overnight and short term advances, maturing in less than one year [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	4,560	17,300
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.38%	0.39%
One year advance, maturing February 28, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	1,250	5,575
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.27%	0.34%
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,000	5,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.56%	3.56%
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	9,079	9,255
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.57%	5.57%
Debt Instrument, Periodic Payment	57
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 8,925